Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) - PLUM ACQUISITION CORP. I [Member] - $ / shares	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A ordinary share subject to possible redemption [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) [Line Items]
Weighted-average common shares outstanding - diluted						9,858,573	31,921,634
Diluted net (loss) income per share						$ 0.00	$ 0.27
Class A Ordinary Shares [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) [Line Items]
Weighted-average common shares outstanding - diluted						2,405,055
Diluted net (loss) income per share	$ (0.03)				$ 0.09	$ 0.00
Class B Ordinary Shares [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) [Line Items]
Weighted-average common shares outstanding - diluted						5,575,354	7,980,409
Diluted net (loss) income per share	$ (0.03)	$ 0.12	$ (0.01)	$ 0.09	$ 0.09	$ 0.00	$ 0.27